FREMONT MUTUAL FUNDS, INC.

                          Supplement dated May 22, 2001
                                       to
           Prospectus dated March 1, 2001 (as amended March 12, 2001)


FREMONT GLOBAL FUND

     On April 23, 2001, Fremont Investment Advisors, Inc. hired Delaware International Advisers Ltd. (Delaware International) to manage a portfolio of international stocks for the Fremont Global Fund. The portfolio will be managed by Delaware International's Equity Strategy Committee, a team led by Clive A. Gillmore, deputy managing director and head of the Emerging Markets and Small Cap Team. Mr. Gillmore joined Delaware International as a portfolio manager in 1990 after eight years of investment experience.

Recently, Fremont Investment Advisors made some changes to the composition of Fremont Global Fund's portfolio management team. Effective May 2, 2001, the team consists of: Nancy Tengler, Noel DeDora, Albert W. Kirschbaum and Alexandra Kinchen.

FREMONT U.S.  MICRO-CAP  FUND,  FREMONT U.S.  SMALL CAP FUND, AND FREMONT GLOBAL
FUND

     Effective April 1, 2001, Judith Finger resigned her position at Kern Capital Management LLC (KCM), Sub-Advisor for the Fremont U.S. Micro-Cap, U.S. Small Cap, and Global Funds.

     On May 14, 2001, Jamie Houde joined KCM as senior vice president and collectively with Bob Kern, David Kern, and Gregory Weaver, co-manage the Funds. From 1996 to May 2001, Mr. Houde worked for Zurich Scudder Investments as an equity research analyst. For a discussion of the business experience of Robert and David Kern and Greg Weaver, please refer to the Portfolio Management sections on pages 13 or 15 of the Fremont Mutual Funds prospectus.
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                           FREMONT MUTUAL FUNDS, INC.
                    Fremont Institutional U.S. Micro-Cap Fund

                          Supplement dated May 22, 2001
                                     to the
                         Prospectus dated March 1, 2001

     Effective April 1, 2001, Judith Finger resigned her position at Kern Capital Management LLC (KCM), Sub-Advisor for the Fremont Institutional U.S. Micro-Cap Fund.

     On May 14, 2001, Jamie Houde joined KCM as senior vice president and collectively with Bob Kern, David Kern, and Gregory Weaver, co-manage the Funds. From 1996 to May 2001, Mr. Houde worked for Zurich Scudder Investments as an equity research analyst. For a discussion of the business experience of Robert and David Kern and Greg Weaver, please refer to the Portfolio Management sections on page 3 of the Fremont Institutional U.S. Micro-Cap Fund prospectus.